Equity Incentive Plans	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans

13.       Equity Incentive Plans:

On April 13, 2015, the Board of Directors granted share purchase options of up to 104,250 common shares to certain executive officers, at an option exercise price of $27.50 per share. These options are exercisable in whole or in part between the third and the fifth anniversary of the grant date, subject to the respective individuals remaining employed by the Company at the time the options are exercised. The options expired in April 2020 without being exercised.

F-45

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)

On February 27, 2018, the Company’s Board of Directors adopted the 2018 Equity Incentive Plan (the “2018 Plan”) and reserved for issuance 700,000 common shares thereunder. The terms and conditions of the 2018 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 396,500 restricted common shares were granted to certain of the Company’s directors and officers of which 253,500 restricted common shares vested on August 27, 2018, 71,500 restricted common shares vested on February 27, 2019 and the remaining 71,500 restricted common shares vested on February 27, 2021. The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, February 27, 2018. In addition, on April 9, 2018, 276,000 restricted common shares were granted to the Company’s employees, all of which vested on August 27, 2018. The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, April 9, 2018.

On January 7, 2019, the Company’s Board of Directors and Compensation Committee established an incentive program for key employees, pursuant to which an aggregate of 4,000,000 restricted share units (each, a “RSU”), comprising of 10 tranches of 400,000 RSU each, will be issued. The fair value of each issuable share was determined based on the closing price of the Company’s common shares on the grant date, January 7, 2019. Each RSU represents, upon vesting, a right for the beneficiary to receive one common share of the Company. The RSUs are subject to the satisfaction of certain performance conditions, which apply if the Company’s fleet performs better than the relevant dry bulk charter rate indices as reported by the Baltic Exchange (the “Indices”) during 2020 and 2021. The RSUs start to vest if the Company’s fleet performs better than the Indices by at least $120,000, and vest in increasing amounts if and to the extent the performance of the Company’s fleet exceeds the performance that would have been derived based on the Indices by up to an aggregate of $300,000. Subject to the vesting conditions being met on April 30, 2021 and April 30, 2022 (each, a “Vesting Date”) 2,000,000 RSUs will vest on each Vesting Date, on tranches based on the level of performance, and the relevant common shares of the Company will be issued by the Company and distributed to the relevant beneficiaries as per the allocation of the Board of Directors. Any non-vested RSUs at the applicable Vesting Date will be cancelled. As of December 31, 2019, the Company took the view that only for one tranche of the RSUs which vest on April 30, 2022, the likelihood of vesting met the “more likely than not” threshold under US GAAP and as a result amortization expense for these 400,000 RSUs of $1,235 was recognized and is included under “General and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2019. During the year ended and as of December 31, 2020, the Company determined that the current likelihood of vesting for any of the 4,000,000 RSUs does not meet a “more likely than not” threshold under US GAAP. As a result, the previously recognized expense of $1,235 was reversed in 2020 and is included under “General and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2020.

On May 22, 2019, the Company’s Board of Directors adopted the 2019 Equity Incentive Plan (the “2019 Plan”) and reserved for issuance 900,000 common shares thereunder. The terms and conditions of the 2019 Plan were substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 885,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 685,462 restricted common shares vested in August 2019, 99,769 restricted common shares vested in August 2020 and the remaining 99,769 restricted common shares will vest in August 2022.  The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, May 22, 2019.

On May 25, 2020, the Company’s Board of Directors adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and reserved for issuance 1,100,000 common shares thereunder. The terms and conditions of the 2020 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, all of the 1,100,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 855,380 restricted common shares vested in August 2020, 122,310 restricted common shares vest in May 2021 and the remaining 122,310 restricted common shares vest in May 2023.  The fair value of each share was $5.09, based on the closing price of the Company’s common shares on the grant date.

Pursuant to the aforementioned equity incentive plans, during the years ended December 31, 2018, 2019 and 2020 the Company issued 868,975 common shares, 883,700 common shares and 1,073,490 common shares, respectively.

F-46

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)

All non-vested shares and options vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. Share options have no voting or other shareholder rights. For the year ended December 31, 2018, the Company paid no dividends on non-vested shares.

For the years ended December 31, 2019 and 2020 the Company paid $14 each year for dividends to non-vested shares.

The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2018, 2019 and 2020, the share based compensation cost (including the RSUs) was $8,072, $7,943 and $4,624 respectively, and is included under “General and administrative expenses” in the consolidated statements of operations. There were no forfeitures of non-vested shares or options during the years 2018, 2019 and 2020.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2018, 2019 and 2020, and the movement during these years, is presented below:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2018	280,000	$8.09
Granted	672,500	11.68
Vested	(809,500)	10.29
Unvested as at December 31, 2018	143,000	$12.49

Unvested as at January 1, 2019	143,000	$12.49
Granted	885,000	8.13
Vested	(756,962)	8.54
Unvested as at December 31, 2019	271,038	$9.28

Unvested as at January 1, 2020	271,038	$9.28
Granted	1,100,000	5.09
Vested	(955,149)	5.41
Unvested as at December 31, 2020	415,889	$7.09

A summary of the status and movement of the Company’s non-vested share options as of each of the years ended December 31, 2018, 2019 and the period from January 1, 2020 until April 13, 2020 when these options expired is presented below.

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605

As of December 31, 2020, the estimated compensation cost relating to non-vested restricted share awards not yet recognized was $1,200 and is expected to be recognized over the weighted average period of 1.64 years. The total fair value of shares vested during the years ended December 31, 2018, 2019 and 2020 was $10,745, $7,703 and $6,681, respectively.

F-47

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)